SCHEDULE OF MOVEMENTS IN CONTRACT LIABILITIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025	Feb. 29, 2024
Contract Assets And Contract Liabilities
Balance at beginning of the year
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts
Balance at end of the year